Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

The following amounts are in thousands, except per share amounts:

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2014
Net revenue	$2,173	$2,331	$1,620	$3,195
Gross profit on net revenue (1)	$1,751	$1,886	$1,303	$2,536
Net loss	$(2,536)	$(19,941)	$(6,173)	$(7,506)
Net loss per share	$(0.02)	$(0.17)	$(0.05)	$(0.06)

2013
Net revenue	$—	$—	$1,170	$1,317
Gross profit on net revenue (1)	$—	$—	$869	$967
Net loss	$(9,293)	$(9,597)	$(9,287)	$(48,501)
Net loss per share	$(0.11)	$(0.11)	$(0.11)	$(0.46)